CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Cash and due from banks	$ 178,553	$ 174,258
Interest-bearing deposits with other banks	597,338	730,228
Investment Securities, Available-for-sale	3,971,932	3,183,776
Investment securities held-to-maturity (fair value $54,334 at December 31, 2025 and $68,989 at December 31, 2024)	58,545	76,960
Other investments	129,564	114,598
Loans held for sale, at fair value	16,953	13,181
Loans and leases
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	13,424,070	11,761,778
Financing Receivable, Allowance for Credit Loss, Excluding Accrued Interest	(186,487)	(156,791)
Net loans and leases	13,237,583	11,604,987
Premises and equipment	204,760	197,965
Operating Lease	214,003	209,119
Goodwill	1,099,524	1,007,656
Other intangibles	118,832	79,291
Accrued interest and other assets	1,301,792	1,178,242
Deposits
Interest-bearing demand	3,360,613	3,095,724
Savings	5,973,532	4,948,768
Time	3,622,227	3,152,265
Total interest-bearing deposits	12,956,372	11,196,757
Total assets	21,129,379	18,570,261
Noninterest-bearing	3,465,470	3,132,381
Total deposits	16,421,842	14,329,138
FHLB short-term borrowings	675,000	625,000
Other Short-term Borrowings	332	130,452
Total short-term borrowings	675,332	755,452
Long-term debt	514,052	347,509
Total borrowed funds	1,189,384	1,102,961
Accrued interest and other liabilities	748,937	700,121
Total liabilities	18,360,163	16,132,220
Shareholders' equity
Common stock - no par value	1,647,618	1,642,055
Retained earnings	1,437,286	1,276,329
Accumulated other comprehensive income (loss)	(189,942)	(289,799)
Treasury stock, at cost, 5,760,068 shares in 2025 and 8,786,954 shares in 2024	(125,746)	(190,544)
Total shareholders' equity	2,769,216	2,438,041
Total liabilities and shareholders’ equity	$ 21,129,379	$ 18,570,261
Common Stock, Shares Authorized	160,000,000	160,000,000
Common Stock, Shares, Issued	104,281,794	104,281,794
Commercial
Loans and leases
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	$ 4,632,241	$ 3,815,858
Lease financing
Loans and leases
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	638,527	598,045
Construction real estate
Loans and leases
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	677,339	779,446
Commercial real estate
Loans and leases
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	4,384,556	4,061,744
Residential real estate
Loans and leases
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	1,832,184	1,462,284
Home equity
Loans and leases
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	1,005,204	849,039
Installment
Loans and leases
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	188,694	133,051
Credit card
Loans and leases
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	$ 65,325	$ 62,311